Schedule I - Condensed Financial Information of Parent Company - Investment in Consolidated Companies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Consolidated Companies	$ 3,869	$ 3,665	$ 3,054
Conectiv [Member]
Investments in Consolidated Companies	1,473	1,300
Potomac Electric Power Co [Member]
Investments in Consolidated Companies	1,643	1,502
Potomac Capital Investment Corporation [Member]
Investments in Consolidated Companies	507	467
Pepco Energy Services [Member]
Investments in Consolidated Companies	242	393
PHI Service Company [Member]
Investments in Consolidated Companies	$ 4	$ 3